Stock-Based Compensation - Stock-based compensation expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 4,149	$ 10,904	$ 164,023	$ 55,865	$ 62,776	$ 358,969	$ 69,400
Location Operating Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	609	1,077	10,174	7,983	8,975	46,135	22,368
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	3,431	7,952	51,758	35,864	41,783	300,612	$ 47,032
Restructuring And Other Related Costs [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 109	$ 1,875	$ 102,091	$ 12,018	$ 12,018	$ 12,222